Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	MUTUAL FUND SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001355064
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	mfst
Document Creation Date	dei_DocumentCreationDate	May 25, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 25, 2024
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Catalyst Systematic Alpha Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Catalyst Systematic Alpha Fund
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund seeks to provide a total return that exceeds the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”). The Fund seeks excess return, after the impact of fees and expenses, above the Benchmark through investing in (i) securities that provide exposure to the Benchmark (“Benchmark Component”), (ii) securities that provide exposure to strategies of similar nature to the Benchmark component, and (iii) fixed income securities, primarily short-term U.S. corporate bonds issued by publicly traded companies, including real estate investment trusts (“REITs”) and convertible bonds (the “Fixed Income Component”). The Fund generally seeks exposure to the Benchmark by investing in structured notes, non-exchange-traded total return swap contracts, futures contracts and/or forward contracts. These instruments generate returns that approximate the Benchmark’s returns either in whole or through a combination of the Benchmark’s components, with some or all of the Benchmark exposure instruments being held through a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The swap contracts may use the Benchmark or a modified version of the Benchmark, one or more components of the Benchmark, or an unrelated index as the reference asset. The Advisor selects non-Benchmark linked instruments with return that it believes are highly correlated to those of the Benchmark. BNP Paribas (“BNP”) is the index sponsor and index calculation agent.

Benchmark Component

The Advisor executes the Benchmark Component of the Fund’s strategy by investing in structured notes, swap contracts, future contracts and/or forward contracts, with some or all of these instruments being held through the Subsidiary. The Benchmark is an absolute return, multi-risk premia index (i.e., a multi-risk factor index) that attempts to capture various sources of systematic risks in the capital markets, a Quantitative Investment Strategy (“QIS”). Risk premia refers to sources of return derived by accepting risks beyond those inherent in traditional broad market exposures. Risk premia are considered the building blocks of many variable (i.e., non-linear) and hedged investment strategies. Risk premia strategies use publicly traded instruments, tend to have low correlation to equities and bonds as well as to one another, and have historically had persistent positive returns over a variety of market environments and time periods. The multi-risk premia strategy Benchmark seeks absolute returns through risk-balanced exposure to carry, momentum and volatility risk premia across the equity, commodity, forex and fixed income markets and synthetically invests in the components of the six pre-existing BNP Paribas Risk Premia Indexes (identified in the table below and collectively the “Underlying Indexes”), which consist of futures on equity indices, commodities, government bonds and non-government bonds, and currency forwards. Certain Underlying Indexes may have significant exposure to particular countries or geographic regions and, as a result, the Fund may concentrate its investments in such geographic locations.

The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the Advisor, the QIS investments position the Fund to outperform the Benchmark over the long term.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk [Text Block]	rr_RiskTextBlock

Actively Managed Fund Risk. The Fund is actively managed and does not seek to replicate the performance of a Benchmark.

Derivatives Risk. Even a small investment in derivatives may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

MUTUAL FUND SERIES TRUST

Catalyst Systematic Alpha Fund (the “Fund”)
Class A: ATRAX Class C: ATRCX Class I: ATRFX

May 28, 2024

This information supplements certain information contained in the currently effective Prospectus, Summary Prospectus and Statement of Additional Information for the Fund, each dated November 1, 2023.

The following paragraphs hereby replace the first two paragraphs under the section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Systematic Alpha Fund – Principal Investment Strategies” and of the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES – Catalyst Systematic Alpha Fund”:

Under normal circumstances, the Fund seeks to provide a total return that exceeds the BNP Paribas Catalyst Systematic Alpha Index II (the “Benchmark”). The Fund seeks excess return, after the impact of fees and expenses, above the Benchmark through investing in (i) securities that provide exposure to the Benchmark (“Benchmark Component”), (ii) securities that provide exposure to strategies of similar nature to the Benchmark component, and (iii) fixed income securities, primarily short-term U.S. corporate bonds issued by publicly traded companies, including real estate investment trusts (“REITs”) and convertible bonds (the “Fixed Income Component”). The Fund generally seeks exposure to the Benchmark by investing in structured notes, non-exchange-traded total return swap contracts, futures contracts and/or forward contracts. These instruments generate returns that approximate the Benchmark’s returns either in whole or through a combination of the Benchmark’s components, with some or all of the Benchmark exposure instruments being held through a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The swap contracts may use the Benchmark or a modified version of the Benchmark, one or more components of the Benchmark, or an unrelated index as the reference asset. The Advisor selects non-Benchmark linked instruments with return that it believes are highly correlated to those of the Benchmark. BNP Paribas (“BNP”) is the index sponsor and index calculation agent.

Benchmark Component

The Advisor executes the Benchmark Component of the Fund’s strategy by investing in structured notes, swap contracts, future contracts and/or forward contracts, with some or all of these instruments being held through the Subsidiary. The Benchmark is an absolute return, multi-risk premia index (i.e., a multi-risk factor index) that attempts to capture various sources of systematic risks in the capital markets, a Quantitative Investment Strategy (“QIS”). Risk premia refers to sources of return derived by accepting risks beyond those inherent in traditional broad market exposures. Risk premia are considered the building blocks of many variable (i.e., non-linear) and hedged investment strategies. Risk premia strategies use publicly traded instruments, tend to have low correlation to equities and bonds as well as to one another, and have historically had persistent positive returns over a variety of market environments and time periods. The multi-risk premia strategy Benchmark seeks absolute returns through risk-balanced exposure to carry, momentum and volatility risk premia across the equity, commodity, forex and fixed income markets and synthetically invests in the components of the six pre-existing BNP Paribas Risk Premia Indexes (identified in the table below and collectively the “Underlying Indexes”), which consist of futures on equity indices, commodities, government bonds and non-government bonds, and currency forwards. Certain Underlying Indexes may have significant exposure to particular countries or geographic regions and, as a result, the Fund may concentrate its investments in such geographic locations.

The following paragraph is added after the seventh paragraph of the section of the Fund’s Prospectus and Summary Prospectus entitled “FUND SUMMARY: Catalyst Systematic Alpha Fund – Principal Investment Strategies” and after the tenth paragraph of the section of the Fund’s Prospectus entitled “ADDITIONAL INFORMATION ABOUT THE FUND’S PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS – PRINCIPAL INVESTMENT STRATEGIES – Catalyst Systematic Alpha Fund”:

The Fund may invest in other QIS beyond or in addition to the Benchmark if, in the opinion of the Advisor, the QIS investments position the Fund to outperform the Benchmark over the long term.

The following risks included in section of the Fund’s Prospectus entitled “FUND SUMMARY: Catalyst Systematic Alpha Fund - Principal Risks of Investing in the Fund” is deleted and replaced with the following:

Actively Managed Fund Risk. The Fund is actively managed and does not seek to replicate the performance of a Benchmark.

Derivatives Risk. Even a small investment in derivatives may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).

The following paragraph is added to the Fund’s Statement of Additional Information under the heading “ADDITIONAL INFORMATION ABOUT INVESTMENTS AND RISKS” after the paragraph “Business Development Companies (BDCs) and Special Purpose Acquisition Companies (SPACs).”

Undertakings in Collective Investment in Transferable Securities (UCITS) Funds. The Fund may invest in affiliated and unaffiliated UCITS funds, open-ended pooled or collectively investment undertakings established in accordance with the UCITS Directive adopted by members of the European Union. The underlying investments of a UCITS fund must have sufficient liquidity to fulfil redemptions at the request of shareholders, either directly or indirectly out of the underlying investments. The assets of a UCITS fund are entrusted to an independent custodian or depositary for safekeeping and held on a segregated basis. To the extent the Fund holds interests in a UCITS fund, the Fund will bear two- layers of asset-management fees and expenses (directly at the Fund level and indirectly at the UCITS fund level) and a single layer of incentive fees (at the UCITS fund level).

* * * * *

You should read this Supplement in conjunction with the current Prospectus, Summary Prospectus and the Statement of Additional Information for the Fund, each dated November 1, 2023, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022.

Please retain this Supplement for future reference.

Catalyst Systematic Alpha Fund | Actively Managed Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Actively Managed Fund Risk. The Fund is actively managed and does not seek to replicate the performance of a Benchmark.
Catalyst Systematic Alpha Fund | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Even a small investment in derivatives may give rise to leverage risk (which can increase volatility and magnify the Fund’s potential for loss), counterparty risk (the risk that a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction with the Fund may be unable or unwilling to make timely principal, interest or settlement payments), and can have a significant impact on the Fund’s performance. Derivatives are also subject to credit risk (the counterparty may default) and liquidity risk (the Fund may not be able to sell the security or otherwise exit the contract in a timely manner).